STATEMENT OF OPERATIONS (USD $)	12 Months Ended		63 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Income Statement [Abstract]
Net Revenues
Costs and Expenses:
Professional Fees	31,366	10,000	41,366
Consulting Fees	9,167		9,167
Web Site Development		5,000	5,000
General and Administrative Expenses	5,188	2,323	7,511
Total Costs and Expenses	45,721	17,323	63,044
Operating Loss	(45,721)	(17,323)	(63,044)
Other Income (Expense):
Interest Expense	(142)		(142)
Total Other Income (Expense)	(142)		(142)
Net Loss	$ (45,863)	$ (17,323)	$ (63,186)
Basic and Diluted Loss Per Share	$ 0.00	$ (0.01)
Weighted Average Common Shares Outstanding	10,000,000	1,964,384